Current liabilities	12 Months Ended
Dec. 31, 2021
Current liabilities
Current liabilities

16. Current Liabilities

	December 31,	December 31,
	2021	2020

	(€ in thousands)
Borrowings	4,771	1,135
Lease liabilities	1,534	1,260
Derivative financial instruments	3,995	839
Trade payables	191	221
Social securities and other taxes	1,230	22
Pension premiums	—	6
Deferred income	5,115	700
Accrued expenses and other liabilities	10,760	6,118
	27,596	10,301

At December 31, 2021 and 2020, current liabilities included derivative financial instruments consisting of conversion options and warrants issued in connection with our convertible loans, which are described in Note 14.

At December 31, 2021 and 2020, current liabilities also included deferred income resulting from funds received for our research and innovation programs. Accrued expenses and other liabilities consisted principally of accruals for services provided by vendors not yet billed, payroll-related accruals and other miscellaneous liabilities.